Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Carryforward tax losses (in Dollars)	$ 13.8
Valuation allowance (in Dollars)	$ 3.2
Federal tax rate	21.00%	21.00%	21.00%
Israeli [Member]
Income Taxes [Line Items]
Corporate tax rate	23.00%